SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table sets forth the stock options activity for the years ended December 31, 2021, 2022 and 2023:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$

Outstanding as of December 31, 2021	61,930,440	0.21	1.73	-

Granted	-	-
Forfeited	(64,980)	0.20
Exercised	(773,640)	0.09
Expired	-	-

Outstanding as of December 31, 2022	61,091,820	0.22	0.89	-

Granted	-
Forfeited	(173,870)	0.23
Exercised	-
Expired	(46,562,380)	0.09

Outstanding as of December 31, 2023	14,355,570	0.61	0.27	-
Vested and expected to vest as of December 31, 2023	14,355,570
Exercisable as of December 31, 2023	14,355,570

SCHEDULE OF FAIR VALUE OF STOCK OPTION

The Group uses the Binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options modified were as follow:

	2022	2023
Exercise price (US$)	N/A	N/A
Exercise multiple	N/A	N/A
Risk-free interest rate	N/A	N/A
Expected term (in years)	N/A	N/A
Expected dividend yield	N/A	N/A
Expected volatility	N/A	N/A
Expected forfeiture rate (post-vesting)	N/A	N/A
Fair value of the underlying shares on the date of options grants (US$)	N/A	N/A
Fair value of share option (US$)	N/A	N/A

SCHEDULE OF SERVICE BASED RSU

A summary of activities of the service-based RSUs for the years ended December 31, 2021, 2022 and 2023 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$

Unvested at December 31, 2021	45,704,350	0.45

Granted	9,850,000	0.63
Vested	(10,326,250)
Forfeited	(20,306,000)

Unvested at December 31, 2022	24,922,100	0.45

Granted	2,900,000	0.02
Vested	(1,587,950)
Forfeited	(11,609,400)

Unvested at December 31, 2023	14,624,750	0.34